37 Commitments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Energy Purchase and Transportation Contracts [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 137,279,155	R$ 140,638,024
Construction of Transmission Grid and Substations [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	115,732	214,086
Construction Of HPP Colider Power Plant [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments		36,303
Construction Of HPP BaixoIguacu [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments		202,668
Construction Of Cutia Wind Farm [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments		40,392
Telecommunications Works [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	90,769	115,710
Acquisition Of Assets For Electricity Distribution [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	428,441	528,109
Gas Purchase Contracts [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	859,211	R$ 1,339,848
Construction Of SHP Bela Vista [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Commitments	R$ 111,481